Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation and Qualifying Accounts
Charged to/from Other Accounts	$ (8)	$ 83	$ (328)
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts
Beginning Balance	32	33	31
Charged to/reversed from Expenses	5	15	7
Charged to/from Other Accounts	(1)	(3)	5
Payments/Other	(7)	(13)	(10)
Ending Balance	29	32	33
Allowance for Notes Receivable [Member]
Valuation and Qualifying Accounts
Beginning Balance	202	139	135
Charged to/reversed from Expenses	28	36	65
Charged to/from Other Accounts	0	78	(1)
Payments/Other	(55)	(51)	(60)
Ending Balance	175	202	139
Restructuring and Other Special Charges [Member]
Valuation and Qualifying Accounts
Beginning Balance	29	34	41
Charged to/reversed from Expenses	68	(75)	379
Charged to/from Other Accounts	(7)	8	(332)
Payments/Other	(1)	62	(54)
Ending Balance	$ 89	$ 29	$ 34